Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Founders' Warrants, Warrants, and Free Shares Granted During Period (Details) - EUR (€)
€ / shares in Units, € in Thousands
																			12 Months Ended
	Jun. 21, 2021	Apr. 20, 2021	Mar. 17, 2020	Mar. 11, 2020	Mar. 29, 2019	Jul. 27, 2018	Mar. 06, 2018	Jan. 07, 2017	Nov. 03, 2016	Feb. 02, 2016	Jun. 25, 2015	Jun. 10, 2015	Feb. 10, 2015	Sep. 16, 2014	Aug. 28, 2013	Apr. 10, 2013	Dec. 18, 2012	May 04, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																			€ 3,202	€ 2,924	€ 4,320
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																			32	107	175
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																		€ 5.26
Exercise price (in euro per share)																		€ 5.26
Volatility																		41.00%
Maturity (in years)																		3 years 5 months 26 days
Risk-free rate																		0.20%
Yield																		0.00%
Value of initial plan (in thousands of euros)																		€ 307
Expense for the year																			0	0	0
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																	€ 6.65
Exercise price (in euro per share)																	€ 6.63
Yield																	0.00%
Value of initial plan (in thousands of euros)																	€ 288
Expense for the year																			0	0	0
BSPCE 2012-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility																	44.30%
Risk-free rate																	0.84%
BSPCE 2012-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility																	47.60%
Risk-free rate																	1.22%
BSPCE 2012-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)																	5 years
BSPCE 2012-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)																	7 years 3 months 18 days
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																€ 6.30
Exercise price (in euro per share)																€ 6.30
Volatility																56.00%
Maturity (in years)																5 years
Risk-free rate																0.90%
Yield																0.00%
Value of initial plan (in thousands of euros)																€ 167
Expense for the year																			0	0	0
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)															€ 6.30
Exercise price (in euro per share)															€ 5.92
Volatility															256.00%
Maturity (in years)															7 years
Risk-free rate															0.90%
Yield															0.00%
Value of initial plan (in thousands of euros)															€ 152
Expense for the year																			0	0	0
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 18.68
Exercise price (in euro per share)														€ 18.68
Volatility														58.00%
Risk-free rate														0.64%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 932
Expense for the year																			0	0	0
BSPCE 09-2014 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														5 years 6 months
BSPCE 09-2014 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														6 years
BSPCE 09-2014 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)														6 years 6 months
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)													€ 18.57
Exercise price (in euro per share)													€ 18.57
Risk-free rate													0.39%
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 50
Expense for the year																			0	0	0
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													58.00%
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													62.00%
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													61.00%
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													5 years 6 months
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years 6 months
BSPCE 2015-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)													€ 18.57
Exercise price (in euro per share)													€ 18.57
Risk-free rate													0.39%
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 650
Expense for the year																			0	0	0
BSPCE 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													58.00%
BSPCE 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													62.00%
BSPCE 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility													61.00%
BSPCE 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													5 years 6 months
BSPCE 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years
BSPCE 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)													6 years 6 months
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)												€ 20.28
Exercise price (in euro per share)												€ 20.28
Risk-free rate												0.56%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 483
Expense for the year																			0	0	0
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												61.00%
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												62.00%
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility												61.00%
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 6 months
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years 6 months
BSPCE 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)										€ 14.46
Exercise price (in euro per share)										€ 14.46
Risk-free rate										0.32%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 1,080
Expense for the year																			0	0	10
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										60.00%
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years 6 months
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6 years
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6 years 6 months
BSPCE 2016 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)										€ 14.46
Exercise price (in euro per share)										€ 14.46
Volatility										59.00%
Maturity (in years)										5 years
Risk-free rate										0.19%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 1,212
Expense for the year																			32	99	79
BSPCE 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 15.93
Exercise price (in euro per share)								€ 15.93
Risk-free rate								0.23%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 1,000
Expense for the year																			0	8	86
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								5 years 6 months
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years 6 months
BSPCE 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 15.93
Exercise price (in euro per share)								€ 15.93
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.11%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 622
Expense for the year																			0	0	0
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 15.93
Exercise price (in euro per share)								€ 15.93
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.11%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 627
Expense for the year																			0	0	0
BSPCE 2017 Project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 15.93
Exercise price (in euro per share)								€ 15.93
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.11%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 94
Expense for the year																			0	0	0
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																			44	19	(16)
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																		€ 6.00
Exercise price (in euro per share)																		€ 6.00
Volatility																		49.00%
Maturity (in years)																		10 years
Risk-free rate																		0.96%
Yield																		0.00%
Value of initial plan (in thousands of euros)																		€ 183
Expense for the year																			0	0	0
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																€ 6.30
Exercise price (in euro per share)																€ 6.37
Volatility																156.00%
Maturity (in years)																6 years
Risk-free rate																0.90%
Yield																0.00%
Value of initial plan (in thousands of euros)																€ 1
Expense for the year																			0	0	0
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 18.68
Exercise price (in euro per share)														€ 17.67
Volatility														57.00%
Maturity (in years)														5 years
Risk-free rate														0.41%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 0
Expense for the year																			0	0	0
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)													€ 17.67
Exercise price (in euro per share)													€ 17.67
Volatility													58.00%
Maturity (in years)													5 years
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 63
Expense for the year																			0	0	0
BSA 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate													0.26%
BSA 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate													0.27%
BSA 2015-2(a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 17.67
Exercise price (in euro per share)											€ 19.54
Risk-free rate											0.39%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 16
Expense for the year																			0	0	0
BSA 2015-2(a) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
BSA 2015-2(a) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
BSA 2015-2(a) | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											57.00%
BSA 2015-2(a) | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
BSA 2015-2(a) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years
BSA 2015-2(a) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 1 month 6 days
BSA 2015-2(a) | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 3 months 18 days
BSA 2015-2(a) | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 4 months 24 days
BSA 2015-2(b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 19.54
Exercise price (in euro per share)											€ 19.54
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 284
Expense for the year																			0	0	0
BSA 2015-2(b) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
Risk-free rate											0.25%
BSA 2015-2(b) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											60.00%
Risk-free rate											0.91%
BSA 2015-2(b) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											4 years 7 months 6 days
BSA 2015-2(b) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											9 years 7 months 6 days
BSA 2016 ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)										€ 13.74
Exercise price (in euro per share)										€ 13.74
Volatility										57.00%
Maturity (in years)										2 years 4 months 24 days
Risk-free rate										0.00%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 37
Expense for the year																			0	0	0
BSA 2016 performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)										€ 13.74
Exercise price (in euro per share)										€ 13.74
Volatility										57.00%
Maturity (in years)										2 years 4 months 24 days
Risk-free rate										0.00%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 143
Expense for the year																			0	0	(41)
BSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 15.01
Exercise price (in euro per share)									€ 15.01
Volatility									57.00%
Maturity (in years)									2 years 4 months 24 days
Risk-free rate									0.00%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 0
Expense for the year																			0	0	0
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 15.76
Exercise price (in euro per share)								€ 15.76
Volatility								33.00%
Maturity (in years)								2 years 4 months 24 days
Risk-free rate								0.00%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 0
Expense for the year																			0	0	0
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)							€ 13.55
Exercise price (in euro per share)							€ 13.55
Volatility							38.00%
Maturity (in years)							4 years 9 months 18 days
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 2
Expense for the year																			0	0	0
BSA 2018-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate							0.70%
BSA 2018-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate							0.10%
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 16.102
Exercise price (in euro per share)						€ 16.102
Volatility						38.00%
Maturity (in years)						4 years 9 months 18 days
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 1
Expense for the year																			0	0	0
BSA 2018-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.70%
BSA 2018-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate						0.10%
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)					€ 11.66
Exercise price (in euro per share)					€ 11.66
Volatility					37.00%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 24
Expense for the year																			0	0	24
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.16%
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.50%
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)					9 years 9 months 18 days
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)					9 years 10 months 24 days
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)			€ 0
Exercise price (in euro per share)			€ 6.59
Volatility			38.00%
Maturity (in years)			10 years
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 19
Expense for the year																			0	19	0
BSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.13%)
BSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			(0.07%)
BSA 2021 (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)		€ 13.47
Exercise price (in euro per share)		€ 13.47
Volatility		39.10%
Maturity (in years)		10 years
Risk-free rate		0.27%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 44
Expense for the year																			44	0	0
BSA 2021 (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euro per share)		€ 13.64
Maturity (in years)		10 years
Risk-free rate		0.27%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 0
Expense for the year																			0	0	0
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																			2,366	2,289	3,618
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)							€ 12.87
Exercise price (in euro per share)							€ 0.00
Risk-free rate							0.00%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 4,951
Expense for the year																			16	268	2,052
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 12.87
Exercise price (in euro per share)						€ 0.00
Risk-free rate						0.00%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 75
Expense for the year																			0	21	37
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)					€ 10.90
Exercise price (in euro per share)					€ 0.00
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 4,776
Expense for the year																			422	1,884	1,529
AGA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.19%
AGA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.141%
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)				€ 5.90
Exercise price (in euro per share)				€ 0.00
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 287
Expense for the year																			144	116	0
AGA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.74%)
AGA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				(0.69%)
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)		€ 13.60
Exercise price (in euro per share)		€ 0.00
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 4,869
Expense for the year																			1,784	0	0
AGA 2021 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.63%)
AGA 2021 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.59%)
OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of initial plan (in thousands of euros)		€ 684
Expense for the year																			188	0	0
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.38%)
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.33%)
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.28%)
OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of initial plan (in thousands of euros)	€ 246
Expense for the year																			€ 79	€ 0	€ 0
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	(0.35%)
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	(0.30%)
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	(0.26%)